United States
Securities and Exchange Commission
Washington, D.C.  20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

1.      Name and address of issuer:

        Lord Abbett Affiliated Fund, Inc.
        90 Hudson Street
        Jersey City, New Jersey 07302-3973


2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): X


3.      Investment Company Act File Number:     811-5

Securities Act File Number:                     2-10638


4(a).  Last day of fiscal  year for which this Form is filed:  October  31, 2002


4(b). ____ Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). ____ Check box if this is the last time the issuer will be filing this Form.


5.      Calculation of registration fee:

(i) Aggregate  sales price of securities sold during the fiscal year pursuant to
section 24(f):                                                  $ 3,503,913,543

(ii) Aggregate  price of securities  redeemed or  repurchased  during the fiscal
year:                                                          $(1,547,922,375)

(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously
used to reduce registration fees payable to the Commission:     $ 0

(iv)  Total  available  redemption  credits  [add  Items  5(ii) and  5(iii)]:
                                                                $(1,547,922,375)

(v) Net sales if Item 5(i) is greater than Item 5(iv)  [subtract Item 5(iv) from
Item 5(i)]:                                                     $1,955,991,168


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(vi) Redemption  credits availed for use in  $(__________)  future years if Item
5(i)  is  less  than  Item  5(iv)   [subtract   Item  5(iv)  from  Item   5(i)]:
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(vii)  Multiplier for  determining  registration  fee (See  Instruction  C.9):
                                                                x.000092


(viii)  Registration fee due [multiply Item 5(v) by Item 5(vii)] enter "0" if no
fee is due): =                                                  $179,951.19


6.      Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: __________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __________.


7.  Interest  due if this Form is being filed more than 90 days after the end of
the issuer's fiscal year (see Instruction D):                          +$ 0


8. Total of the amount of the  registration  fee due plus any interest due [line
5(viii) plus line 7]:                                           =$ 179,951.19

9.  Date  the  registration  fee  and  any  interest  payment  was  sent  to the
Commission's lockbox depository:                                1/10/2003

Method of Deliver:
                          X     Wire Transfer
                        ____    Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/Christina T. Simmons
                                Christina T. Simmons
                                Vice President and Assistant Secretary

Date:  January 13, 2003
*Please print the name and title of the signing officer below the signature